Securities - Unrealized Gain Loss On Investments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Beginning balance accumulated other comprehensive income	$ (6,157)	$ (7,081)	$ (7,081)	$ 19,111	$ 16,542
Net unrealized holding gain (loss) arising during the period	4,973	(10,409)	1,400	(40,651)	11,376
Accumulated Other Comprehensive Income (Loss), before Tax [Roll Forward]
Reclassification adjustment for net gain realized in net income	51	0	(90)	(917)	(7,305)
Net change in unrealized gain (loss) before income taxes	5,024	(10,409)	1,310	(41,568)	4,071
Income tax (expense) benefit	(1,909)	3,955	(386)	15,376	(1,502)
Net change in unrealized (loss) gain on securities after taxes	3,115	(6,454)	924	(26,192)	2,569
Ending balance accumulated other comprehensive income (loss)	$ (3,042)	$ (13,535)	$ (6,157)	$ (7,081)	$ 19,111